Note 18 - Fair Value Measurements (Details) - Estimated Fair Value of the Company’s Financial Instruments - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Cash and cash equivalents	$ 23,750	$ 25,639	$ 26,193	$ 45,346
Cash and cash equivalents, fair value	23,750	25,639
Investment securities available for sale	146,520	154,334
Investment securities available for sale, at fair value	146,520	154,334
Loans held for sale	1,107	438
Loans held for sale, fair value	1,107	438
Net loans	527,325	463,738
Net loans, fair value	534,021	475,019
Bank-owned life insurance	13,141	9,092
Bank-owned life insurance, fair value	13,141	9,092
Federal Home Loan Bank stock	1,887	1,887
Federal Home Loan Bank stock, fair value	1,887	1,887
Accrued interest receivable	2,387	2,095
Accrued interest receivable, fair value	2,387	2,095
Financial liabilities:
Deposits	624,447	586,112
Deposits, fair value	624,973	586,796
Short-term borrowings	35,825	14,808
Short-term borrowings, fair value	35,825	14,808
Other borrowings	9,939	10,624
Other borrowings, fair value	10,063	10,822
Accrued interest payable	395	315
Accrued interest payable, fair value	395	315
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents, fair value	23,750	25,639
Bank-owned life insurance	13,141	9,092
Bank-owned life insurance, fair value	13,141	9,092
Federal Home Loan Bank stock	1,887	1,887
Federal Home Loan Bank stock, fair value	1,887	1,887
Accrued interest receivable	2,387	2,095
Accrued interest receivable, fair value	2,387	2,095
Financial liabilities:
Deposits, fair value	433,226	416,254
Short-term borrowings, fair value	35,825	14,808
Accrued interest payable	395	315
Accrued interest payable, fair value	395	315
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Investment securities available for sale	146,520	154,334
Investment securities available for sale, at fair value	146,520	154,334
Loans held for sale, fair value	1,107	438
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Net loans, fair value	534,021	475,019
Financial liabilities:
Deposits, fair value	191,747	170,542
Other borrowings, fair value	$ 10,063	$ 10,822